Fees Summary	Jul. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000,000
Total Fee Amount	30,620
Total Offset Amount	26,033.07	[1]
Net Fee	$ 4,586.93

[1]	Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting the registration fee due under the registration statement to which this exhibit 107 is a part by $26,033.07, which represents the portion of the registration fee previously paid with respect to $176,375,841.58 of unsold securities previously registered on the registration statement on Form S-3 (File No. 333-278657), initially filed on April 12, 2024 and became stale on March 31, 2025. The total amount of the calculated registration fee before offsetting the registration fee previously paid is $30,620. Accordingly, $ 4,586.93 is paid with this Registration Statement.